Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 9, 2010

to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Funds

Dated November 1, 2009,

the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz Funds

Dated November 1, 2009 and

the Statement of Additional Information Dated November 1, 2009

Disclosure Related to the

Allianz NACM Emerging Markets Opportunities, Allianz NACM Global, Allianz NACM Growth,

Allianz NACM Income & Growth, Allianz NACM International, Allianz NACM Mid-Cap Growth and

Allianz NACM Pacific Rim Funds (the “NACM Funds”) and

Allianz OCC Growth, Allianz OCC Opportunity and Allianz OCC Target Funds (the “OpCap Funds” and,

together with the NACM Funds, the “Funds”)

On June 3, 2010, the Board of Trustees of Allianz Funds (the “Trust”) approved novations, effective on or about August 25, 2010, of the Portfolio Management Agreements between Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”) and the Funds’ Adviser, Allianz Global Investors Fund Management LLC (“AGIFM”), with respect to the NACM Funds and between Oppenheimer Capital LLC (“OpCap”) and AGIFM with respect to the OpCap Funds (together, the “Portfolio Management Agreements”). Through the novations of the Portfolio Management Agreements, Allianz Global Investors Capital LLC (“AGIC”), the indirect parent of both Nicholas-Applegate and OpCap and an affiliate of AGIFM, will become the investment sub-adviser to the NACM Funds and OpCap Funds and will be responsible for day-to-day portfolio management. The novations will coincide with a larger corporate reorganization that will transfer the advisory businesses of Nicholas-Applegate and OpCap to AGIC. Since 2009, AGIC has assumed a number of non-advisory functions from both Nicholas-Applegate and OpCap, and the transactions planned for August 2010 mark the last step in the full integration of these businesses under a single name.

The novations of the Portfolio Management Agreements will not result in any change in the investment objective or strategies, portfolio management personnel or responsibilities or fees and expenses of each Fund as disclosed in the Prospectus. In connection with the novations and the substitution of AGIC as sub-adviser for the NACM Funds and OpCap Funds, the name of each Fund will change, effective on or about August 25, 2010, as indicated in the following list.

Current Name	New Fund Name
Allianz NACM Emerging Markets Opportunities Fund	Allianz AGIC Emerging Markets Opportunities Fund

Allianz NACM Global Fund	Allianz AGIC Global Fund

Allianz NACM Growth Fund	Allianz AGIC Systematic Growth Fund

Allianz NACM Income & Growth Fund	Allianz AGIC Income & Growth Fund

Allianz NACM International Fund	Allianz AGIC International Fund

Allianz NACM Mid-Cap Growth Fund	Allianz AGIC Mid-Cap Growth Fund

Allianz NACM Pacific Rim Fund	Allianz AGIC Pacific Rim Fund

Allianz OCC Growth Fund	Allianz AGIC Growth Fund

Allianz OCC Opportunity Fund	Allianz AGIC Opportunity Fund

Allianz OCC Target Fund	Allianz AGIC Target Fund

Corresponding changes are hereby made to the Trust’s Statement of Additional Information.